TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of the Company is subject to corporate tax in Israel at the following rate: 2010 - 25%, 2011 - 24%. In December 5, 2011, the Knesset (Israel's Parliament) passed a law for changing the tax burden (the Law), which cancels, among others, the gradual reduction in the corporate tax rates in Israel. In addition, the corporate tax in Israel will be increased to 25% starting in 2012. Accordingly, the real capital gains tax rate will increase to 25%. The effect of the above mentioned changes increased deferred tax asset by approximately $ 192 thousand. The adjustment of the deferred tax balances resulted in a tax benefit in 2011, respectively, recorded in taxes benefits.

2.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

According to the law, through 2007, the Company's and its Israeli subsidiaries results for tax purposes were adjusted for the changes in the Israeli consumer price index ("CPI"). As explained in Note 2, the financial statements are measured in dollars. The difference between the annual change in the Israeli CPI and in the NIS/dollar exchange rate causes a difference between taxable income and the income before taxes reflected in the financial statements.

In accordance ASC 740-10-25-3 (f), the Company has not provided deferred income taxes on the above difference resulting from changes in exchange rates and indexing for tax purposes.

In February 2008, the Israeli parliament passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Since 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. Adjustments relating to capital gains such as for sale of property (betterment) and securities continue to apply until disposal. Since 2008, the amendment to the law includes, among others, the cancellation of the inflationary additions and deductions and the additional deduction for depreciation.

3.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Certain production and development facilities of the Company have been granted "Approved Enterprise" status pursuant to the Law, which provides certain tax benefits to its investment programs. For these programs, the Company has elected the alternative benefits track, waiving grants in return for tax exemptions. Pursuant to the alternative benefits track, the income of the Company derived from the Approved Enterprise programs is tax-exempt for periods of two to four years and will be eligible for reduced tax rates for additional periods of five to eight years (such reduced tax rates are dependent on the level of foreign investments in the Company).

The period of benefits for those expansions has not yet commenced.

The tax benefit periods provided end at the earlier of 12 years from the commencement of production or 14 years from receipt of the approval for the Approved Enterprise. As of December 31, 2011, the Company has not generated any taxable income under any of its Approved Enterprises programs and thus the benefit period has not yet commenced and these benefits have not yet commenced.

The benefits available to an Approved Enterprise are conditional upon the fulfillment of conditions stipulated in the Law and its regulations and the criteria set forth in the specific letters of approval. In the opinion of the Company's management, the Company has been in full compliance with the conditions of the above programs through December 31, 2011.

If dividends were to be distributed out of tax-exempt profits deriving from an Approved Enterprise, the Company would be liable for corporate tax at a rate of 25%. As of December 31 2011, the Company did not generate any exempt income.

On April 1, 2005, an amendment to the Investment Law came into effect ("the Amendment") that has significantly changed the provisions of the Investment Law. The Amendment enacted major changes in the manner in which tax benefits are awarded under the Investment Law so that companies are no longer required to get the Investment Center's prior approval to qualify for tax benefits. Such an enterprise is a "Beneficial Enterprise", rather than the previous terminology of Approved Enterprise. The period of tax benefits for a new Beneficial Enterprise commences in the "Year of Commencement", which is the later of: (1) the year of election, or (2) the year in which taxable income is first generated by the company after the election year.

The Amendment limits the scope of enterprises, which may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficial Enterprise such as the provision generally requiring that at least 25% of the Beneficial Enterprise's income will be derived from export.

Under a new amendment to the law effective January 1, 2011, upon an irrevocable election made by the Company, a uniform corporate tax rate will apply to all qualifying income of certain Industrial Companies, as opposed to the previous law's incentives, which are limited to income from Approved Enterprises during their benefits period. Under the law, when the election is made, the uniform tax rate will be 10% in areas in Israel designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. Certain "Special Industrial Companies" that meet certain criteria (somewhat equivalent to the criteria for the Strategic Investment Track noted above) will enjoy further reduced tax rates of 5% in Zone A and 8% elsewhere. The profits of these Industrial Companies will be freely distributable as dividends, subject to a 15% withholding tax (or lower, under an applicable tax treaty).

4.	The Company has received final tax assessments for the Israeli tax return fillings through the year 2006.

b.	Non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective domiciles of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The Company's management has determined that it will not distribute any amounts of its undistributed tax income as a dividend. The Company intends to reinvest the amount of such tax income. Accordingly, no deferred income taxes have been provided.

c.	Net operating loss carryforwards:

As of December 31, 2011, the Company and its Israeli subsidiaries had operating loss carryforwards of $ 29,502, which can be carried forward and offset against taxable income in the future for an indefinite period.

The Company's subsidiaries in Europe had estimated total available tax loss carryforwards of $ 5,241 as of December 31, 2011, to offset against future taxable income for 15-20 years.

The Company's subsidiaries in the U.S had estimated total available tax loss carryforwards of $ 4,606 as of December 31, 2011, which can be carried forward and offset against taxable income for a period of up to 20 years, from the year the loss was incurred.

Utilization of U.S. net operating losses may be subject to substantial annual limitations due to the "change in ownership" provisions ("annual limitations") of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

d.	Income before taxes on income:

	Year ended December 31,
	2009	2010	2011

Domestic	$1,225	$4,288	$7,197
Foreign	5,285	4,985	7,866

	$6,510	$9,273	$15,063

e.	Taxes on income:

Taxes on income consist of the following:

	Year ended December 31,
	2009	2010	2011
Current:

Domestic	$1,082	$446	$447
Foreign	308	1,234	1,000

	1,390	1,680	1,447
Deferred taxes:

Domestic	-	(2,681)	(1,800)
Foreign	(1,056)	899	150

	(1,056)	(1,782)	(1,650)

Tax benefit (taxes on income)	$(334)	$102	$203

f.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2010	2011

Net operating loss carryforwards, net	$9,358	$8,403
Allowances and reserves	800	(582)

	10,158	7,821
Less: valuation allowance	(7,320)	(2,891)

Deferred tax assets	$2,838	$4,930

The net change in valuation allowance for the year ended December 31, 2011 was $ 4,429 mainly as a result of a change in management's estimation with respect to utilization of certain carryforward losses.

	December 31,
	2010	2011

Current tax assets	$1,099	$1,877
Non current tax assets	1,739	3,053

Deferred tax assets	$2,838	$4,930

Current taxes are included under other accounts receivable and prepaid expenses and non-current tax assets are included under other long term receivables.

Significant components of the Company and its subsidiaries deferred tax liability are as follows:

	December 31,
	2010 (*)	2011

Current liabilities	$(2,218)	$(2,359)
Non-current liabilities	-	(296)

Net Deferred tax liabilities	$(2,218)	$(2,655)

In 2011 as part of net asset acquired, an aggregate amount of $437 has been recorded as deferred tax liability, amounting to current and non-current as of December 31, 2011 of $141 and $296, respectively.

g.	Reconciliation of the theoretical tax expense to the actual tax expense:

The main reconciling items of the statutory tax rate of the Company (2010 - 25% and 2011 - 24%) to the effective tax rate are valuation allowances provided for deferred tax assets (in all reported periods). During these years, tax expenses mainly represent taxes for a number of subsidiaries that do not have net operating loss carryforwards.

Reconciling items between the 2010 and 2011 statutory tax rate (25% and 24%, respectively) of the Company and the effective tax rate is presented in the following table:

	Year ended December 31,
	2010	2011

Income before taxes, as reported in the consolidated statements of operations	$9,273	$15,063

Statutory tax rate	25%	24%

Theoretical tax expenses on the above amount at the Israeli statutory tax rate	$2,318	$3,615
Tax adjustment in respect of different tax rates	525	866
Deferred taxes on losses for which full valuation allowance was provided in the past	(1,663)	(37)
Changes in valuation allowance	(2,676)	(4,429)
Taxes (benefits) in respect of prior years	318	(73)
Nondeductible expenses	181	40
Uncertain tax position and other differences	895	(185)

	$(102)	$(203)

h.	The Company applies ASC 740 "Income Taxes" with regards to tax uncertainties. During the years ended December 31, 2009, 2010 and 2011, the Company recorded $ (217), $ 874 and $ 727 of tax expenses (income), respectively, as a result of this application.

A reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits is as follows:

Gross unrecognized tax positions at January 1, 2010	$379

Increase in tax positions taken in current year	815

Gross unrecognized tax positions at December 31, 2010	1,194

Increase in tax positions taken in current year	710

Gross unrecognized tax benefits at December 31, 2011	1,904

The Company recognizes interest and penalties related to unrecognized tax benefits in taxes on income. During the years ended December 31, 2010 and 2011, the Company recorded $ 59 and $ 17 respectively, for interest and penalties expenses related to uncertain tax positions. The liability for unrecognized tax benefits included accrued interest and penalties of $ 59 and $ 76 at December 31, 2010 and 2011, respectively.

As of December 31, 2011, the entire amount of unrecognized tax benefit could affect the Company's income tax provision and the effective tax rate.